Derivative Financial Instruments - Narrative (Details) - USD ($) $ in Millions	1 Months Ended
	Aug. 31, 2021	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2021	Dec. 31, 2020	Oct. 31, 2018	Sep. 30, 2015
Foreign Currency Forward Contracts | Non-designated Hedges
Derivative [Line Items]
Notional amount				$ 283.0	$ 295.0
Cash Flow Hedging | Foreign Currency Forward Contracts | Designated Hedges
Derivative [Line Items]
Notional amount				$ 42.0	$ 62.0
Fair Value Hedges | Interest Rate Swaps | Designated Hedges
Derivative [Line Items]
Terminated derivative, notional amount	$ 200.0	$ 425.0
Fair Value Hedges | 6.250% Senior Secured U.S. Dollar Notes due February 2022 | Interest Rate Swaps | Designated Hedges
Derivative [Line Items]
Notional amount							$ 625.0
Fixed interest payments receivable (as a percent)							6.25%
Net Investment Hedging | Cross-currency swaps
Derivative [Line Items]
Notional amount						$ 200.0
Terminated derivative, notional amount		$ 100.0	$ 100.0